BOND PAYABLE	12 Months Ended
Dec. 31, 2016
BOND PAYABLE [Abstract]
BOND PAYABLE
NOTE 15 – BOND PAYABLE

	Interest
	rate	December 31,
		2016			2015
		Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
Due September 4, 2016, subsequently repaid on due date	10.75%	-	-	-	-	15,273,177	-

Total bond payable		$-	-	-	$-	15,273,177	-

On September 4, 2014, the Company issued Corporate Bond to borrow RMB 100,000,000 from Guo Yuan Securities Co. Ltd. The maturity date is September 4, 2016 and the interest rate was 10.75%, no principal payments are required prior to maturity. The Company repaid bond payable on due date and the interest expense, included in the financial expenses in the statement of operations, was $1,343,019, $2,172,228 and $610,571 for the years ended December 31, 2016, 2015 and 2014, respectively.